Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Entity Registrant Name	Lipocine Inc.
Entity Central Index Key	0001535955
Entity Filer Category	Smaller Reporting Company
Trading Symbol	LPCN
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2013